Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Other Receivables [Abstract]
Schedule of other receivables
	As of	As of
	March 31, 2023	March 31, 2022
	USD	USD

Other receivables	1,528,918	20,000,000
Allowance for uncollectible other receivables	-	-
Other receivables, net	1,528,918	20,000,000
Other receivables – current	1,528,918	20,000,000
Other receivables – non-current	-	-